Intangible Assets	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Intangible Assets

Note 13. Intangible Assets

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized		Total
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets		Intangible Assets
Cost as of January 1,2019	Ps.	87,617	Ps.	40,530	Ps.	6,694	Ps.	1,441	Ps.	136,282	Ps.	8,362	Ps.	2,125	Ps.	1,768	Ps.	2,433	Ps.	14,688	Ps.	150,970
Additions		—		—		—		208		208		823		—		191		975		1,989		2,197
Acquisitions from business combinations (see Note 4)		—		6,542		469		—		7,011		759		—		—		12		771		7,782
Changes in fair value of past acquisitions		(2,887)		2,903		—		153		169		(6)		—		—		(185)		(191)		(22)
Transfer of completed development systems		—		—		—		—		—		412		—		—		(412)		—		—
Disposals		—		—		(48)		—		(48)		(232)		—		(130)		—		(362)		(410)
Effect of movements in exchange rates		(3,475)		(2,068)		(515)		(100)		(6,158)		(552)		(113)		—		(286)		(951)		(7,109)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		(6)		(6)		(6)
Cost as of December 31, 2019	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402

	Rights to Produce
	and Distribute						Other		Total		Technology								Total		Total
	Coca-Cola						Indefinite Lived		Unamortized		Costs and		Customer						Amortized		Intangible
	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships (1)		Alcohol Licenses		Other		Intangible Assets		Assets
Cost as of January 1,2020	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402
Additions		1		—		—		—		1		771		—		111		604		1,486		1,487
Acquisitions from business combinations (see Note 4)		—		12,080		2,101		—		14,181		26		8,596		—		1		8,623		22,804
Changes in fair value of past acquisitions		—		(1,086)		285		—		(801)		—		745		—		22		767		(34)
Transfer of completed development systems		—		—		—		—		—		398		—		—		(398)		—		—
Disposals		—		(183)		(116)		(311)		(610)		(164)		—		(43)		(378)		(585)		(1,195)
Specialty's disposal		—		(1,194)		(215)		(11)		(1,420)		—		—				(5)		(5)		(1,425)
Effect of movements in exchange rates		(4,607)		(4,704)		(8)		(4)		(9,323)		276		(1,503)		—		(65)		(1,292)		(10,615)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		38		38		38
Cost as of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
(1)	Includes customer relationships related to the acquisition through the controlling interest in NW Synergy Holdings LLC disclosed in Note 4

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola				Trademark		Lived		Unamortized		Costs and		Customer		Alcohol				Amortized		Intangible
	Trademark Products		Goodwill		Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships (1)		Licenses		Other		Intangible Assets		Assets
Cost as of January 1,2021	Ps.	76,649		52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total		Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized		Intangible
Amortization and Impairment Losses	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets		Assets
Amortization as of January 1,2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,064)	Ps.	(306)	Ps.	(544)	Ps.	(451)	Ps.	(5,365)	Ps.	(5,365)
Amortization expense		—		—		—		—		—		(1,338)		(112)		(123)		(239)		(1,812)		(1,812)
Disposals		—		—		—		—		—		97		—		30		—		127		127
Effect of movements in exchange rates		—		—		—		—		—		160		25		—		53		238		238
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		1		(28)		(28)
Amortization as of December 31, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization as of January 1,2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization expense		—		—		—		—		—		(1,537)		(467)		(99)		(362)		(2,465)		(2,465)
Disposals		—		—		—		—		—		129		—		—		48		177		177
Effect of movements in exchange rates		—		—		—		—		—		142		32		—		21		195		195
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		1		—		—		(28)		(28)
Amortization as of December 31, 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization as of January 1,2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31, 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)

	Rights to Produce
	and Distribute						Other Indefinite		Total		Technology								Total			Total
	Coca-Cola						Lived		Unamortized		Costs and		Customer						Amortized			Intangible
Carrying Amount	Trademark Products		Goodwill		Trademark Rights		Intangible Assets		Intangible Assets		Management Systems		Relationships		Alcohol Licenses		Other		Intangible Assets			Assets
As of December 31, 2019	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	4,392	Ps.	1,619	Ps.	1,192	Ps.	1,895	Ps.	9,098	Ps.	146,562
As of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	4,404	Ps.	9,023	Ps.	1,161	Ps.	1,421	Ps.	16,009	Ps.	155,501
As of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138

For the years ended December 31, 2021, 2020 and 2019, the Company did not recognize any capitalization of borrowing costs.

For the years ended 2021, 2020 and 2019, allocation for amortization expense is as follows:

	2021		2020		2019

Cost of goods sold	Ps.	254	Ps.	288	Ps.	317
Administrative expenses		1,630		1,412		953
Selling expenses		810		765		542
	Ps.	2,694	Ps.	2,465	Ps.	1,812

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	2 - 10
Customer Relationships	10 - 25
Alcohol Licenses	12 - 12

Coca-Cola FEMSA Impairment Tests for cash-generating Units Containing Goodwill and Distribution Rights

For impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be a CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2021		December 31, 2020
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,735		1,755
Nicaragua		438		433
Costa Rica		1,407		1,425
Panama		1,238		1,200
Colombia		3,798		4,414
Brazil		30,608		31,741
Argentina		395		312
Uruguay		2,332		2,450
Total	Ps.	98,303	Ps.	100,082

Goodwill and distribution rights are tested for impairments annually or when impairment indicator exists throughout the year. The recoverable amounts are based on value in use calculations. The value in the use of a CGU is determined based on the discounted cash flows method generated from the continuing use of the CGU.

The foregoing forecasts reflect the outcomes that Coca-Cola FEMSA consider most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU including the potential continued impacts of the COVID-19 pandemic which has heightened the inherent uncertainty in such estimations, the foregoing forecasts could differ from the results obtained over time.

The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows.

To determine the discount rate, Coca-Cola FEMSA uses the WACC as determined for each of the cash-generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform the impairment test for each CGU consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of Coca-Cola FEMSA.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flow. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is estimated based on the interest-bearing borrowings Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor in the market would consider. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

●	Cash flows were projected based on actual operating results and the five-year business plan.
●	A WACC per each CGU was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2022‑2031	2022‑2031
Mexico	6.8%	4.9%	3.7%	2.8%
Colombia	8.7%	5.8%	3.0%	8.4%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Guatemala	7.9%	6.1%	4.2%	10.7%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Argentina	19.7%	14.5%	35.9%	5.4%
Brazil	9.1%	5.8%	3.3%	7.7%
Uruguay	8.5%	6.1%	5.0%	4.0%

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual Long-	Expected Volume
			Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2021‑2030	2021‑2030
Mexico	7.4%	5.3%	3.9%	2.0%
Colombia	11.0%	7.3%	2.8%	4.1%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Guatemala	10.6%	8.3%	3.1%	6.8%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Argentina	26.3%	20.4%	30.1%	3.9%
Brazil	9.1%	6.0%	3.0%	2.4%
Uruguay	9.9%	7.1%	7.8%	2.0%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACCs to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

On December 31, 2021, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

		Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	0.2%	‑1.0%	Passes by 6.8x
Colombia	0.2%	‑1.0%	Passes by 4.2x
Costa Rica	0.4%	‑1.0%	Passes by 3.1x
Guatemala	0.2%	‑1.0%	Passes by 54.5x
Nicaragua	0.5%	‑1.0%	Passes by 1.0x
Panama	0.1%	‑1.0%	Passes by 8.2x
Argentina	0.8%	‑1.0%	Passes by 10.0x
Brazil	0.2%	‑1.0%	Passes by 2.7x
Uruguay	0.1%	‑1.0%	Passes by 4.4x
(1)	Compound Annual Growth Rate (“CAGR”).

FEMSA Comercio – Proximity Division, FEMSA Comercio – Health Division and FEMSA Comercio – Fuel Division Impairment Test for cash-generating Units Containing Goodwill

For the purpose of impairment testing, goodwill is allocated and monitored on an individual country basis by operating segment. The Company has integrated its cash-generating units as follows: (i) FEMSA Comercio – Proximity Division is integrated as Mexico, and (ii) FEMSA Comercio – Health Division are integrated as Mexico, Chile, Colombia and Ecuador for each of them and (iii) FEMSA Comercio – Fuel Division includes only Mexico.

As of December 31, 2021 in FEMSA Comercio – Health Division there is a significant carrying amount of goodwill allocated in Chile and Colombia as a cash generating unit (South America) with a total carrying amount of Ps. 7,785.

The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash-generating units in real terms and as described in the following paragraphs.

The estimated discount rates to perform the IAS 36 “Impairment of assets,” impairment test for each CGU or group of CGUs consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of FEMSA Comercio –Health Division.

The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and cost of equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

●	Cash flows were projected based on actual operating results and the five-year business plan. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.
●	Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, to calculate the terminal recoverable amount.
●	A per CGU-specific WACC was applied by FEMSA Comercio – Health Division as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2022‑2031	Rates 2022‑2031
South America	7.3%	5.3%	3.4%	0.3%
(FEMSA Comercio – Health Division)

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual	Expected Volume
		Post-tax	Long-Term Inflation	Growth Rates
CGU	Pre-tax WACC	WACC	2021‑2030	2021‑2030
South America	8.3%	5.8%	2.8%	0.2%
(FEMSA Comercio – Health Division)

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACCs to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

On December 31, 2021, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 50 basis points in the sale’s compound annual growth rate (“CAGR”), concluding that no impairment would be recognized.

		Change in Sales
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.1%	(0.5)%	Passes by 1.60x
(1)	Compound Annual Growth Rate (“CAGR”).

Envoy Solutions Impairment Test for Cash-Generating Units Containing Goodwill and trademark rights.

For impairment testing, goodwill and trademark rights are allocated and monitored on an individual country basis, which is considered to be a CGU. The Company has integrated its cash-generating units as a specialized distribution platform for cleaning products and consumables, located in the United States.

As of December 31, 2021 in specialized distribution there is a significant carrying amount of final allocated goodwill and trademark rights as a cash-generating unit with a total carrying amount of Ps. 9,662. Goodwill and trademark rights are tested for impairments annually.

The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform the IAS 36 “Impairment of assets,” impairment test for each CGU or group of CGUs consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of specialized distribution.

The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and cost of equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:

●	Cash flows were projected based on actual operating results and the five-year business plan. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.
●	Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, to calculate the terminal recoverable amount.
●	A per CGU-specific WACC was applied by specialized distribution as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

			Expected Annual
			Long-Term Inflation	Expected Volume Growth
CGU	Pre-tax WACC	Post-tax WACC	2022‑2026	Rates 2022‑2026
United States	5.7%	4.9%	2.4%	2.0%
(Specialized Distribution)

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

			Expected Annual	Expected Volume
			Long-Term Inflation	Growth Rates
CGU	Pre-tax WACC	Post-tax WACC	2021‑2025	2021‑2025
United States	8.2%	6.0%	2.0%	1.7%
(Specialized Distribution)

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

On December 31, 2021, the Company performed an additional impairment sensitivity calculation, taking into account an effect of 50 basis points in the sale’s compound annual growth rate (“CAGR”), concluding that no impairment would be recognized.

	Change in Sales
CGU	Growth CAGR (1)	Effect on Valuation
United States (Specialized Distribution)	(0.5)%	Passes by 1.13x
(1)	Compound Annual Growth Rate (“CAGR”).